BASIC AND DILUTED NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
BASIC AND DILUTED NET LOSS PER SHARE
NOTE 14: -	BASIC AND DILUTED NET LOSS PER SHARE

The following table sets forth the computation of the net loss per share for the period presented:

	Year ended December 31,
	2024	2023	2022

Numerator:

Net loss	$(94,757)	$(123,454)	$(126,872)

Denominator:

	167,216,070	147,480,521	135,224,312

The following potential ordinary shares have been excluded from the calculation of diluted net loss per share for the period presented due to their anti-dilutive effect:

a.	16,231,141 warrants, 2,402,178 sponsors earnout shares, 27,716,610 outstanding options to purchase Ordinary Shares and unvested RSUs as of December 31, 2024.

b.	16,231,141 warrants, 2,402,178 sponsors earnout shares, 25,029,324 outstanding options to purchase Ordinary Shares and unvested RSUs as of December 31, 2023.

c.	16,231,141 warrants, 2,402,178 sponsors earnout shares, 21,389,575 outstanding options to purchase Ordinary Shares and unvested RSUs as of December 31, 2022.